Label	Element	Value
Investor P | BLACKROCK LIFEPATH INDEX 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock LifePath® Index 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of BlackRock LifePath® Index 2035 Fund (“LifePath Index 2035 Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell Investor P Shares of LifePath Index 2035 Fund. You may pay other fees, such as brokerage commissions and other fees to your Financial Intermediary (as defined below), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Class” section on page 146 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-86 of Part II of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in Investor P Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor P Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
LifePath Index 2035 Fund allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.
LifePath Index 2035 Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for LifePath Index 2035 Fund and to determine LifePath Index 2035 Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the Fund intends to invest primarily in affiliated open‑end index funds and affiliated exchange-traded funds (“ETFs”).
LifePath Index 2035 Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2035 Fund Custom Benchmark. LifePath Index 2035 Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Fund’s custom benchmark index. As of March 31, 2023, the Fund held approximately 70% of its assets in Underlying Funds designed to track particular equity indexes, approximately 30% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to 33 1⁄3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocations become more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.
LifePath Index 2035 Fund is one of a group of funds referred to as the “LifePath Index Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Index Funds approach their target dates:

The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (includes REITs)	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	98%	2%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%
The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.
Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.
BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Details About the Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed income or money market funds and a brief description of their investment objectives and primary investment strategies.
Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Fund. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including large cap, mid cap, small cap and emerging growth), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non‑investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in LifePath Index 2035 Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund and/or the Underlying Funds. References to the Fund in the description of risks below may include the Underlying Funds in which the Fund invests, as applicable. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
Principal Risks of the Fund’s Investment Strategies

∎	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

∎	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

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Investments in Underlying Funds Risk — Because the Fund invests substantially all of its assets in Underlying Funds, its investment performance is related to the performance of the Underlying Funds. The Fund’s net asset value will change with changes in the value of the Underlying Funds and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

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Allocation Risk — The Fund’s ability to achieve its investment objective depends upon the Fund’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions. In addition, the asset allocation or the combination of Underlying Funds determined by BFA could result in underperformance as compared to funds with similar investment objectives and strategies.

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Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund’s name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

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Affiliated Fund Risk — In managing the Fund, BFA will have authority to select and substitute underlying funds and ETFs. BFA may be subject to potential conflicts of interest in selecting underlying funds and ETFs because the fees paid to BFA by some underlying funds and ETFs are higher than the fees paid by other underlying funds and ETFs. However, BFA is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds and ETFs. If an underlying fund or ETF holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund or ETF.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Principal Risks of the Underlying Funds

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Asset Class Risk — Securities and other assets or financial instruments in the underlying index of an Underlying Fund or in an Underlying Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

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Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with an ETF, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. The Underlying Funds that are ETFs have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to an ETF and no other authorized participant is able to step forward to create or redeem, the ETF shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

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Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

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Currency Risk — Because the net asset value of an Underlying Fund that is an ETF is determined in U.S. dollars, the Underlying Fund’s net asset value could decline if the currency of a non-U.S. market in which the Underlying Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the net asset value of an Underlying Fund that is an ETF may change quickly and without warning.

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Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non‑uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

∎	Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
Market and Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non‑deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, with respect to uncleared swaps, swap dealers are required to collect variation margin from the Fund and may be required by applicable regulations to collect initial margin from the Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations.
In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act of 1940, as amended, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

∎	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

∎	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.

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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

∎	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

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The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

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Geographic Risk — Some of the companies in which the Fund invests are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, tornadoes, volcanic eruptions, droughts, floods, hurricanes or tsunamis, and are economically sensitive to environmental events. Any such event may adversely impact the economies of these geographic areas or business operations of companies in these geographic areas, causing an adverse impact on the value of the Fund.

∎	Income Risk — The Fund’s income may decline due to a decline in inflation, deflation or changes in inflation expectations.

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Index-Related Risk — There is no guarantee that an Underlying Fund’s investment results will have a high degree of correlation to those of its underlying index or that the Underlying Fund will achieve its investment objective. Market disruptions or high volatility, other unusual market circumstances and regulatory restrictions could have an adverse effect on an Underlying Fund’s ability to adjust its exposure to the required levels in order to track its underlying index. Errors in index data, index computations or the construction of an underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on an Underlying Fund and its shareholders. Unusual market conditions may cause the index provider to postpone a scheduled rebalance, which could cause an underlying index to vary from its normal or expected composition.

An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund that is an index fund will attempt to track its underlying index as closely as possible, it will tend to underperform the underlying index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

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Issuer Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

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Management Risk — As an Underlying Fund may not fully replicate its underlying index, it is subject to the risk that the Underlying Fund’s investment manager’s investment strategy may not produce the intended results.

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Money Market Securities Risk — If market conditions improve while the Fund has invested some or all of its assets in high quality money market securities, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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National Closed Market Trading Risk — To the extent that the underlying securities and/or other assets held by an Underlying Fund that is an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Underlying Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., an Underlying Fund’s quote from the closed foreign market). The impact of a closed foreign market on an Underlying Fund is likely to be greater where a large portion of the Underlying Fund’s underlying securities and/or other assets trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to one or more of the Underlying Funds’ net asset values that may be greater than those experienced by other ETFs.

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Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

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Real Estate-Related Securities Risk — The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, tenant bankruptcies, the ability to re‑lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities.

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REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

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Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. A passively managed ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

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Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed‑end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

∎
Small and Mid‑Capitalization Company Risk — Companies with small or mid‑size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

∎
Structured Products Risk — Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

∎
Tracking Error Risk — Tracking error is the divergence of an Underlying Fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in an Underlying Fund’s portfolio and those included in its underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and an Underlying Fund’s valuation of a security at the time of calculation of an Underlying Fund’s net asset value), differences in transaction costs, an Underlying Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to an underlying index and the cost to an Underlying Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because an Underlying Fund incurs fees and expenses, while its underlying index does not.

∎
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎
U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

∎
Valuation Risk — The price the Fund could receive upon the sale of a security or unwind of a financial instrument or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets, or assets that are impacted by market disruption events or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Investor P Shares of the Fund did not commence operations until August 6, 2018. The returns shown below for Investor P Shares prior to August 6, 2018 are based on the Fund’s Institutional Shares adjusted to reflect the class specific fees applicable to Investor P Shares and, in the case of the table, the front-end sales charges applicable to Investor P Shares.
The average annual total returns table compares the performance of LifePath Index 2035 Fund to that of the Russell 1000® Index and the LifePath Index 2035 Fund Custom Benchmark, a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which LifePath Index 2035 Fund invests according to their weightings as of the most recent quarter-end. Prior to May 31, 2022, the LifePath Index 2035 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. The weightings of the indexes in the LifePath Index 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of LifePath Index 2035 Fund’s asset allocation strategy. The returns of the LifePath Index 2035 Fund Custom Benchmark shown in the average annual total returns table are not recalculated or restated when they are adjusted to reflect LifePath Index 2035 Fund’s asset allocation strategy but rather reflect the LifePath Index 2035 Fund Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Effective November 28, 2014, LifePath Index 2035 Fund changed its glide path and target asset allocation to target higher levels of equity exposure for LifePath Index 2035 Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation. To the extent that dividends and distributions have been paid by LifePath Index 2035 Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How LifePath Index 2035 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Index 2035 Fund expenses during these periods, LifePath Index 2035 Fund’s returns would have been lower. Updated information on LifePath Index 2035 Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882‑0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total returns table compares the performance of LifePath Index 2035 Fund to that of the Russell 1000® Index and the LifePath Index 2035 Fund Custom Benchmark, a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which LifePath Index 2035 Fund invests according to their weightings as of the most recent quarter-end.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882‑0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath Index 2035 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor P Shares ANNUAL TOTAL RETURNS LifePath Index 2035 Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 15.44% (quarter ended June 30, 2020) and the lowest return for a quarter was –17.11% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investor P | BLACKROCK LIFEPATH INDEX 2035 FUND | Investor P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price of redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fee	rr_Component1OtherExpensesOverAssets	0.09%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets		[3]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.39%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 563
3 Years	rr_ExpenseExampleYear03	654
5 Years	rr_ExpenseExampleYear05	754
10 Years	rr_ExpenseExampleYear10	$ 1,046
2013	rr_AnnualReturn2013	16.69%
2014	rr_AnnualReturn2014	6.42%
2015	rr_AnnualReturn2015	(0.78%)
2016	rr_AnnualReturn2016	7.42%
2017	rr_AnnualReturn2017	17.93%
2018	rr_AnnualReturn2018	(6.62%)
2019	rr_AnnualReturn2019	22.79%
2020	rr_AnnualReturn2020	13.32%
2021	rr_AnnualReturn2021	13.52%
2022	rr_AnnualReturn2022	(17.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.11%)
1 Year	rr_AverageAnnualReturnYear01	(21.68%)
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Investor P | BLACKROCK LIFEPATH INDEX 2035 FUND | Return After Taxes on Distributions | Investor P Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.20%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Investor P | BLACKROCK LIFEPATH INDEX 2035 FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor P Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.69%)
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Investor P | BLACKROCK LIFEPATH INDEX 2035 FUND | LifePath Index 2035 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.98%)
5 Years	rr_AverageAnnualReturnYear05	4.36%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Investor P | BLACKROCK LIFEPATH INDEX 2035 FUND | Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.13%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.37%

[1]
A contingent deferred sales charge of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 157, BFA and BlackRock Advisors, LLC (“BAL”) have contractually agreed to reimburse the Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined Management Fee and Administration Fee of each share class through June 30, 2024. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2024. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through June 30, 2033. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2033 without the consent of the Board of Trustees of the Trust.

[4]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.